Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations
	Asset	Accrued
	Retirement	Environmental
	Obligations	Costs	Total
Balance – December 31, 2023	1,259	395	1,654
Disposals	(42)	‐	(42)
Change in estimate (Note 8)	228	(9)	219
Settlements	(77)	(22)	(99)
Accretion	48	1	49
Foreign currency translation and other	(45)	(5)	(50)
Balance – December 31, 2024	1,371	360	1,731
Balance – December 31, 2024 is composed of:
Current liabilities
Payables and accrued charges (Note 18)	160	28	188
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,211	332	1,543

We are subject to numerous environmental requirements under federal, provincial, state and local laws in the countries in which we operate. We have gypsum stack capping, and closure and post-closure obligations in White Springs, Florida and Geismar, Louisiana, through our subsidiaries pursuant to the financial assurance regulatory requirements in those states. As at December 31, 2024, we had $499 million in surety bonds and letters of credit outstanding relating to these financial assurance obligations. The recorded provisions may not necessarily reflect our obligations under these financial assurances.